Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/99

Check here if Amendment [ X ]; Amendment Number:[ 1 ]
This Amendment (Check only one.):[ X ]is a restatement.
                                 [   ]adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:   TM Capital Management, Inc.
Address:303 South Broadway
        Suite 470
        Tarrytown, New York 10591

Form 13F File Number: 028-07166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Patricia B. Fallon
Title:  Treasurer
Phone:  (914) 366 - 4729

Signature, Place, and Date of Signing:

/s/ Patricia B. Fallon  Tarrytown, New York     8/13/99
-----------------------	--------------------	-------
[Signature]             [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]	13F NOTICE.  (Check here if no holdings reported are in
        this report, and all holdings are reported by other reporting manager(s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

		13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $498,455
                                        [thousands]
List of Other Included Managers:        None

FORM 13F INFORMATION TABLE
                        TITLE
                        OF                      VALUE   SHARES/ SH/     PUT/    INVSTMT	OTHER   VOTING AUTHORITY
NAME of ISSUER          CLASS   CUSIP           (X$1000)PRN AMT PRN     CALL    DSCRETN MGRS    SOLE     SHARED NONE
AYE Allegany Energy     COM     017361106       3206    100000  SH              SOLE            100,000  0      0
CEG Constellation Engy  COM     210371100       16294   550000  SH              SOLE            550,000  0      0
CG Columbia Energy      COM     197648108       20536   327600  SH              SOLE            327,600  0      0
CIN Cinergy             COM     172474108       73600   2300000 SH              SOLE            2,300,0000      0
EIX Edison Int'l        COM     281020107       1070    40000   SH              SOLE            40,000   0      0
FE  First Energy        COM     337932107       68200   2200000 SH              SOLE            2,200,0000      0
FPC Florida Progress    COM     341109106       20656   500000  SH              SOLE            500,000  0      0
ILN Illinova Corp       COM     452317100       46325   1700000 SH              SOLE            1,700,0000      0
NES New England         COM     644001109       12531   250000  SH              SOLE            250,000  0      0
NMK Niagra Mohawk       COM     653520106       54612   3400000 SH              SOLE            3,400,0000      0
NU Northeast Util       COM     664397106       97281   5500000 SH              SOLE            5,500,0000      0
PNW Pinnacle West       COM     723484101       60375   1500000 SH              SOLE            1,500,0000      0
TXU Texas Utilities     COM     882848104       8250    200000  SH              SOLE            200,000  0      0
UNS Unisource           COM     909205106       15519   1300000 SH              SOLE            1,300,0000      0

Grand Total                                     498455